Goodwill and intangible assets	12 Months Ended
Dec. 31, 2025
Goodwill and intangible assets
Goodwill and intangible assets

8. Goodwill and intangible assets

Goodwill

Goodwill is initially recognised based on the accounting policy for business combinations (see Note 20). Goodwill arising from a business combination is allocated to the Group’s cash-generating units (“CGUs”) or groups of CGUs that are expected to benefit from the synergies of the combination. Where the acquired business does not constitute a separate CGU, goodwill is allocated to the existing CGUs of the Group in accordance with the organisational structure described below. The CGUs to which goodwill is allocated may not necessarily be the same CGUs to which the identifiable assets and liabilities of the acquired business are assigned.

Intangible assets

Separately purchased intangible assets are initially measured at cost, being the purchase price at the date of acquisition. Intangible assets acquired as part of a business combination are recognised separately from goodwill where they meet the definition of an identifiable intangible asset and are initially measured at fair value at the acquisition date.

Expenditure on internally generated intangible assets, including development expenditure, is recognised in profit or loss as incurred.

Indefinite-life intangible assets mainly comprise acquired brands, for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These assets are assessed as having an indefinite useful life due to the strength and durability of the brands and the level of ongoing marketing support. Indefinite-life intangible assets are not amortised but are tested for impairment annually, or more frequently if events or changes in circumstances indicate that they may be impaired. Any impairment losses are recognised in the income statement as they arise.

Finite-life intangible assets mainly comprise software, trademarks, licences and technology. These assets are amortised on a straight-line basis over their estimated useful lives, or over the period of legal rights if shorter. Finite-life intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Cash generating units

The Group’s assets are grouped into CGUs, which represent the smallest identifiable groups of assets that generate largely independent cash inflows. These CGUs are aligned with the Group’s organisational structure of regions and sub-regions.

Impairment review

Impairment testing is performed by comparing the carrying amount of each CGU or group of CGUs with its recoverable amount. The recoverable amount is determined as the higher of value in use and fair value less costs of disposal, with value in use being the primary basis of measurement. Any impairment losses identified are recognised in the income statement as they arise.

			Finite-life intangible
Movements during 2025		Indefinite-life
In millions of €	Goodwill	intangibles	Software	Other	Total
Cost
1 January 2025	585	784	14	19	1,402
Additions	—	3	—	—	3
Disposals	—	—	—	—	—
Currency translation	(53)	(73)	—	—	(126)
Other movements (a)	(22)	2	29	14	23
31 December 2025	510	716	43	33	1,302

Accumulated amortisation and impairment
1 January 2025	—	—	(14)	(10)	(24)
Amortisation/impairment for the year	—	—	(2)	(2)	(4)
Currency retranslation	—	—	—	—	—
Other movements (a)	—	—	(19)	(14)	(33)
31 December 2025	—	—	(35)	(26)	(61)
Net book value 31 December 2025	510	716	8	7	1,241

(a)	Other movements primarily reflect differences between amounts of prior period allocated as per carve out and the actual assets and liabilities transferred on Separation.

			Finite-life intangible
Movements during 2024		Indefinite-life
In millions of €	Goodwill	intangibles	Software	Other	Total
Cost
1 January 2024	558	743	14	19	1,334
Currency retranslation	27	41	—	—	68
31 December 2024	585	784	14	19	1,402

Accumulated amortisation and impairment
1 January 2024	—	—	(14)	(8)	(22)
Amortisation/impairment for the year	—	—	—	(2)	(2)
Currency retranslation	—	—	—	—	—
31 December 2024	—	—	(14)	(10)	(24)
Net book value 31 December 2024	585	784	—	9	1,378

Within indefinite-life intangible assets there are three existing brands that have a significant carrying value: Yasso €362 million (2024: €408 million), Talenti €132 million (2024: €144 million) and Ben & Jerry’s €111 million (2024: €125 million).

The goodwill and indefinite-life assets held in the CGUs shown below are considered significant within the total carrying amounts of goodwill and indefinite-life intangible:

Goodwill
In millions of €	2025	2024
Europe and ANZ	124	136
Americas	386	449
Total CGUs	510	585

Indefinite life intangible assets
In millions of €	2025	2024
Europe and ANZ	238	147
Americas	476	631
Others (a)	2	6
Total CGUs	716	784

(a)	Included within Others are individually insignificant amounts of indefinite-life intangible assets.

Key assumptions

In performing the annual impairment testing, the recoverable amount of each CGU has been calculated based on its value in use, estimated as the present value of projected future cash flows.

Projected cash flows include specific estimates for a period of five years. The growth rates and operating margins used to estimate cash flows for the five years are based on past performance and on the Group’s three-year strategic plan, de-risked to ensure reasonability and extended to years four and five. The growth rates used in this exercise for significant CGUs are set out below:

	2025

Significant CGUs	Europe and ANZ	Americas
Longer-term sustainable growth rates	0.9%	1.6%
Average near-term nominal growth rates	2.5%	1.0%
Discount rate	10.1%	10.1%

	2024

Significant CGUs	Europe and ANZ	Americas
Longer-term sustainable growth rates	1.3%	2.0%
Average near-term nominal growth rates	2.5%	3.0%
Discount rate	9.6%	9.8%

The estimated cash flows after year five are extrapolated using a longer-term sustainable growth rate, which is determined as the lower of the Group’s own three-year average growth projection and external forecasts for the relevant market.

In 2025, the projected cash flows are discounted using pre-tax discount rates. The discount rates are specific to each CGU and are determined based on the weighted average cost of capital, including a market and country risk premium. There are no reasonably possible changes in key assumptions that would cause the carrying amount of any CGU to exceed its recoverable amount.